Fees Summary	Sep. 24, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,283,000
Previously Paid Amount	0.00
Total Fee Amount	177.18
Total Offset Amount	0.00
Net Fee	177.18
Narrative - Max Aggregate Offering Price	$ 1,283,000
Final Prospectus	true